CREDIT FACILITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Credit Facility 1	$ 75,000
Credit Facility 2	4.50%
Credit Facility 3	$ 300
Credit Facility 4	9,000
Credit Facility 5	326
Credit Facility 6	697
Credit Facility 7	1,411
Credit Facility 8	303
Credit Facility 9	$ 280